Leases - Disclosure of lease related income and expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Interest on lease liabilities	₩ (2,394)	₩ (2,874)	₩ (3,343)
Income from sub-leasing right-of-use assets	266	182	276
Expenses relating to short-term leases	(208)	(274)	(241)
Expenses relating to leases of low-value assets	₩ (436)	₩ (543)	₩ (942)